Loan Commitments (Tables)	12 Months Ended
Jun. 30, 2023
Loan Commitments [Abstract]
Schedule of Outstanding Loan Commitments	At June 30, 2023 and 2022, the Banks had the following outstanding loan commitments:
	2023		2022
(in thousands)	Fixed	Variable	Fixed	Variable
Unused commitment:
Revolving, open-end lines secured by real estate	$-	$13,372	$-	$11,961
Commitments to fund real estate construction loans	-	8,919	-	1,315
Other unused commitments:
Commercial and industrial loans	84	668	18	65
Other	562	5,010	667	3,966
Letters of credit	-	626	-	-